Provisions and contingencies	6 Months Ended
Jun. 30, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions and contingencies	Provisions and contingencies

(in thousands of USD)	Note	Onerous contract	Total

At January 1, 2025		274	274
Provisions used during the year	-	(149)	(149)

Balance at June 30, 2025		125	125
Non-current	-	—	—
Current	-	125	125
Total		125	125

The Group is currently involved in a litigation with RMK Maritime (RMK). RMK have commenced legal proceedings in the London High Court against CMB.TECH seeking $13.0 million in damages in relation to unpaid advisory services provided by RMK to CMB.TECH concerning its merger with Gener8 in 2016 and
2017. Based on an external legal advice, management believes that it has strong arguments that the risk of an outflow is less than probable and therefore no provision is recognized. Our witness statements were taken in the course of 2024 and in May 2025. The case was pleaded in June, and a verdict is expected by the end of September. The Group is also involved in a claim from Fourworld. Fourworld has filed a claim against CMB NV and an identical claim to CMB.TECH NV as well as all parties concerned in the deal with
Frontline. They want to overturn the following 3 decisions; (1) the sale of 24 vessels from CMB.TECH to
Frontline, (2) the termination of the arbitration between CMB.TECH and Frontline and (3) the acquisition of
CMB.TECH Enterprises by the Company. Hearings will take place in May 2026. Management believes that
Fourworld has no strong arguments and evidence and that the risk for CMB.TECH is low and therefore no provision is recognised.
Additionally, the Group is still involved in a litigation concerning the Oceania. A cash security of
$45.7 million has been lodged with the High Court of Malaysia in January, 2024 (see Note 20). On May 7,
2025, the Group received an arbitration award in our favour in the London arbitration proceedings. The tribunal held that the cargo is indeed deemed to be sanctioned, wherefore Silk Straits are to indemnify
CMBT and pay our claim of $1.8 million to be increased with costs. The case remains pending before the
Malaysian court, with hearings postponed to 2026. CMB.TECH is currently in discussion with Silk Straits regarding a potential assignment of their rights vis-à-vis Black Swan. Such an assignment would enable
CMB.TECH to evaluate the possibility of initiating legal proceedings against Black Swan in Singapore, with the objective of countering the ongoing Malaysian proceedings. An additional claim has been initiated by
Black Swan, alleging hedging losses arising from the loss of the cargo. The potential additional exposure amounts to $13.6 million. Considering the facts and circumstances of the case and external as well as internal advice from counsel, management is of the opinion that it is not more likely than not that an outflow of recources will be required to settle any obligation and that consequently no provision needs to be accounted for at the moment.